G. FAIR VALUE MEASUREMENT, Assets (Details) $ in Thousands	Dec. 31, 2015 USD ($)
U. S. Treasury securities	$ 7,000
Obligations of U.S. Government agencies	84,609
Mortgage-backed securities	61,663
Obligations of states and political subdivisions	135,190
Corporate debt	40,745
Total assets measured at fair value	329,207
Quoted Prices in Active Markets for Identical Assets (Level 1)
U. S. Treasury securities	7,000
Obligations of U.S. Government agencies	0
Mortgage-backed securities	0
Obligations of states and political subdivisions	0
Corporate debt	0
Total assets measured at fair value	7,000
Other Observable Inputs (Level 2)
U. S. Treasury securities	0
Obligations of U.S. Government agencies	84,609
Mortgage-backed securities	61,663
Obligations of states and political subdivisions	135,190
Corporate debt	40,745
Total assets measured at fair value	322,207
Significant Unobservable Inputs(Level 3)
U. S. Treasury securities	0
Obligations of U.S. Government agencies	0
Mortgage-backed securities	0
Obligations of states and political subdivisions	0
Corporate debt	0
Total assets measured at fair value	$ 0